RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as hedging instruments (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 GW	Dec. 31, 2022 $ / MWh	Dec. 31, 2022 COP ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 $ / $	Dec. 31, 2022 € / $	Dec. 31, 2022 R$ / $	Dec. 31, 2021 GW	Dec. 31, 2021 $ / MWh	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 $ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 R$ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (118)	$ (83)
Notional amount – GWh (in gigawatts) | GW			13,674,000,000								10,022,000,000
Maturity date	2023-2033	2022 - 2027
Hedge ratio	1:1	1:1
Change In Discounted Spot Value Of Outstanding Hedging Instruments	$ (90)	$ (124)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	64	117
Weighted average hedged rate for the year (in currency per dollar) | $ / MWh				58								35
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	208	(81)
Carrying value	$ 640	$ 391			$ 157	$ 132	€ 1,315						$ 141	$ 152	€ 1,572
Maturity date	2023-2048	2022 - 2039
Hedge ratio	1:1	1:1
Change In Discounted Spot Value Of Outstanding Hedging Instruments	$ 259	$ 81
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(260)	(84)
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (51)	$ 27
Maturity date	2023 - 2024	2022 - 2023
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in currency per dollar)								5,038	1.00	5.69						3,925	0.87	5.73
Foreign exchange swaps | Colombian peso
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 302	$ 676
Foreign exchange swaps | Euro
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	514	497
Foreign exchange swaps | Brazilian real
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 79	$ 75